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October 1, 2007
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Fund Profile

T. Rowe Price

Inflation Protected Bond Fund

A bond fund seeking to provide inflation protection and income by investing primarily in inflation-protected debt securities.

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This profile summarizes key information about the fund that is included in the fund`s prospectus. The fund`s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

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T. Rowe Price Inflation Protected Bond Fund, Inc.xd1 PRIPX
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What is the fund`s objective?

The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

What is the fund`s principal investment strategy?

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Normally, the fund will invest at least 80% of its net assets in inflation-protected bonds. The emphasis will be on bonds issued by the U.S. Treasury (e.g., Treasury inflation-protected securities, or TIPS), but similar bonds issued by U.S. government agencies and corporations may also be purchased. Up to 20% of the fund`s inflation-protected bonds may be issued by foreign governments or corporations and linked to a non-U.S. inflation rate. The fund may invest up to 20% of its net assets in fixed-income securities that are not indexed to inflation. All of the non-U.S. Treasury securities purchased by the fund will be rated "A" or better by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may continue to hold a security that has been downgraded after purchase. Although the fund may invest in bonds of varying maturities, the fund`s dollar weighted average maturity is expected to be between five and 15 years.
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In keeping with the fund`s objective, it may also invest in other securities, including futures, options, and swaps.

In selecting securities, the portfolio managers may consider implied inflation rates (the difference in yield between conventional fixed-rate Treasury bonds and TIPS of comparable maturity). For instance, if the implied inflation rate appears high relative to actual or anticipated inflation, the managers may sell TIPS in favor of conventional fixed-rate Treasuries. Depending on their outlook for both inflation and economic growth, the managers may also purchase and sell TIPS and other securities to change the duration of the fund (a measure of its interest rate sensitivity).

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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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Fund Profile

What are Treasury inflation-protected securities?

TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the bond`s principal, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This adjustment can provide investors with a hedge against inflation, as it helps preserve the purchasing power of their investments. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Example.  The U.S. Treasury issues a 10-year inflation-protected bond that has a par value of $10,000 and guarantees a real (inflation-adjusted) yield of 3% per year. If the inflation rate is 5% in the first year, the face value of the bond will rise to $10,500 and the coupon payment will be $315, or 3% of $10,500. (This example assumes a single annual coupon payment, whereas bond interest is typically paid semiannually.) If inflation is negative, the principal and coupon payment will be adjusted lower.

Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the fund?

  Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Interest rates and prices of bonds move in opposite directions.) Long-term bonds are more sensitive to interest rate changes than short-term bonds, so prices of longer-term securities are likely to be more volatile. Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) However, because most of the fund`s holdings are adjusted for inflation, the fund should have less interest rate risk than a conventional bond fund with a similar average maturity.

  Deflation risk  This is the possibility that prices throughout the economy decline over time—the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

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  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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  Fund Profile

  Securities issued by the U.S. government have virtually no credit risk. However, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Securities issued by foreign governments have some credit risk, particularly if such governments are unstable or have unfavorable financial situations or difficulty raising capital. Securities issued by corporations are susceptible to adverse economic and business conditions.

  Foreign investing risk  To the extent the fund holds foreign securities, it will be subject to special risks whether they are denominated in U.S. dollars or foreign currencies. Any investments in non-U.S.-linked inflation-protected bonds run the risk of not being effective in protecting against U.S. inflation. Risks of foreign investments also include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

  Derivatives risk  To the extent the fund uses these instruments, it may be exposed to additional volatility and potential losses.

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  As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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  The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund is designed for income-seeking investors who want their income and principal investment to keep pace with inflation over time and who are able to accept the risk of moderate price declines. If you are investing for maximum principal safety and liquidity, you should consider a money market fund.

  The fund can be used in both regular and tax-deferred accounts, such as IRAs.

  The fund should not represent your complete investment program or be used for short-term trading purposes.

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  Fund Profile

  How has the fund performed in the past?

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  The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not necessarily an indication of future performance.
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  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

  Table 1  Average Annual Total Returns
	Periods ended 09/30/07
	1 year	Since inception (10/31/02)
Inflation Protected Bond Fund
Returns before taxes	4.37%	5.33%
Returns after taxes on distributions	3.51	4.27
Returns after taxes on distributions and sale of fund shares	2.95	3.99
Lehman Brothers U.S. Treasury U.S. TIPS Index	4.98	6.03
Lipper Treasury Inflation Protected Securities Funds Average	3.97	5.19
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  Fund Profile

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Lehman Brothers U.S. Treasury U.S. TIPS Index is an unmanaged index that consists of inflation-protection securities issued by the U.S. Treasury.

  What fees and expenses will I pay?

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  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.
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  Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.35%

Other expenses	0.44%

Total annual fund operating expenses	0.79%

Fee waiver/reimbursement	0.29%a

Net expenses	0.50%a
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aEffective October 1, 2006, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through September 30, 2008, which would cause the fund`s ratio of expenses to average net assets to exceed 0.50%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund`s expense ratio is below 0.50%. However, no reimbursement will be made after September 30, 2010, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.50%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

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  Fund Profile

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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1 year	3 years	5 years	10 years
$51	$213	$400	$941
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  Who manages the fund?

  The fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  Daniel O. Shackelford manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. He joined T. Rowe Price in 1999 and has been managing investments since that time.
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  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate.

  Fund Profile

  Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS F147-035

  T. Rowe Price Investment Services, Inc., Distributor.